Lease obligation	12 Months Ended
Dec. 31, 2022
Lease obligation
Lease Obligation

12. Lease obligation

	December 31,	December 31,
	2022	2021
Aircraft	$378,769	$712,762
Office Building	858,378	1,185,356
Printer	9,576	4,486
	1,246,723	1,902,604
Current portion of lease obligations	650,315	532,936
Long-term lease obligations	596,408	1,369,668

Maturity of lease liabilities:	Weighted Average Remaining Lease Term
2023	$740,800	2.3 years
2024	382,842	1.7 years
2025	259,528	0.8 years
2026	3,140	0.9 years
Total lease payments	1,386,310
Less imputed interest	(139,587)
Total discounted lease payments	1,246,723
Current portion of lease obligations	650,315
Non-current portion of lease obligations	596,408

	Lease Term Till	Option to Extend	Incremental Borrowing Rate
Aircraft	April 2024	Executed	11.2%
Office Building	September 2025	No	6.1%
Printer	November 2026	No	10.8%

The Company’s total lease expenditures for the year ended December 31, 2022 was $771,968 (2021 - $966,762, 2020 – $1,262,109).